27. FINANCIAL INCOME (EXPENSES), NET (Tables)	12 Months Ended
Dec. 31, 2020
Financial Income Expenses Net
Schedule of finance income

	Note	12.31.20	12.31.19 (1)	12.31.18(1)
Financial income		420,757	1,304,187	869,534
Interest on cash and cash equivalents	4	119,068	145,193	160,015
Income with marketable securities	5	54,094	115,130	113,845
Fair value throught other comprehensive income		538	630	651
Fair value throught profit and loss		8,771	21,065	14,544
Amortized cost		44,785	93,435	98,650
Interest on recoverable taxes (2)	9	205,066	1,027,835	421,280
Interest on other assets		42,529	16,029	174,394
Financial expenses		(1,889,454)	(3,096,716)	(2,130,194)
Interests on loans and borrowings	14	(1,545,825)	(1,516,677)	(1,281,766)
Interest on contingencies (3)	20	(42,641)	(574,432)	(46,237)
Interest on leases	17	(207,598)	(199,276)	(41,464)
Interest on actuarial liabilities		(33,549)	(49,900)	-
Interest on other liabilities		11,412	(2,447)	(23,175)
Written option - Business combination (4)		579,946	(189,816)	(109,473)
Adjustment to present value	6 and 15	(418,234)	(305,190)	(277,371)
Other		(232,965)	(258,978)	(350,708)
Monetary, exchange and derivative results, net		(230,298)	(72,870)	(980,814)
Exchange rate variation on monetary assets and liabilities		(1,179,236)	100,480	(768,145)
Derivative results		948,938	(173,350)	(212,669)

		(1,698,995)	(1,865,399)	(2,241,474)

(1)	Due to the significant increase in the effects of exchange variations and results of derivatives in 2020, the Company begun to group such results in a line item separate from other financial income and expenses. Therefore, the comparative period was restated for comparability.
(2)	The following effects are included: the final decision related to the exclusion of ICMS from the PIS and COFINS calculation basis from Eleva in the amount of R$58,979 for the year ended on December 31, 2020 (R$893,224 for the year ended on December 31, 2019 related to Sadia and BRF cases).
(3)	For the year ended on December 31, 2019, the effect includes the tax contingency on ICMS credit in the basic food basket products of R$390,242.
(4)	Refers to the measurement of the written option recorded from business combination (note 23.8.1). The behavior of the results of the economic group of the referred subsidiary resulted in a reduction of the liability with the corresponding increase in financial results in the year ended on December 31, 2020.